Financial instruments and financial risk management - Additional information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 418,068	$ 319,359	$ (504,031)	$ 666,569
Percentage of volatility used was increased			10.00%
Derivative liability	$ 568,461	$ 620,024	$ 568,461	620,024
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 495,842	185,498
Change in market interest rates			1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate			10.00%
Impact of net loss			$ 5,007,473	$ 1,983,111